INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2022	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity — 58.0%
Communication Services — 22.7%
189,945	Telesat, Class B (a)	2,121,685
169,531	TerreStar Corporation (a)(b)(c)(d)(e)	60,417,458

		62,539,143

Healthcare — 0.7%
77,700	Aerie Pharmaceuticals, Inc. (a)(f)(g)	582,750
232,800	Heron Therapeutics, Inc. (a)(f)	649,512
17,200	Patterson (f)	521,160

		1,753,422

Information Technology — 3.6%
60,000	Salesforce Inc (a)	9,902,400

Materials — 1.3%
730,484	MPM Holdings, Inc. (a)	3,652,420

Real Estate — 29.7%
56,000	Alexandria Real Estate Equities, REIT (f)	8,121,680
8,055	City Office, REIT (f)	104,313
1,146,313	GAF REIT (a)(b)(c)(d)	17,464,700
250,631	Healthcare Realty Trust, REIT (f)	6,817,163
28,692	Independence Realty Trust, Inc., REIT (f)	594,785
1,322,385	NexPoint Real Estate Finance (d)(f)	26,804,751
166,376	NexPoint Residential Trust, Inc., REIT (d)(f)	10,400,164
280,000	United Development Funding IV, REIT (a)(b)(c)	268,800
77,700	Washington Real Estate Investment Trust, REIT (f)	1,655,787
875,255	Whitestone, REIT, Class B (f)	9,408,991

		81,641,134

	Total U.S. Equity (Cost $138,047,398)	159,488,519

Principal Amount ($)
U.S. Senior Loans (i) — 12.1%
Communication Services — 7.0%
19,444,897	TerreStar Corporation, Term Loan A, 11.000% PIK 02/27/28 (b)(c)(d)	19,289,338

Real Estate — 4.9%
5,000,000	NexPoint SFR Operating Partnership, LP, 05/24/27 (b)(c)(d)	5,000,000
8,500,000	NHT Operating Partnership LLC Secured Promissory Note, 02/22/27 (b)(c)(d)	8,500,000

		13,500,000

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
Utilities — 0.2%
471,039,553	Texas Competitive Electric Holdings Co. LLC, Extended Escrow Loan (b)(c)(j)	494,591

	Total U.S. Senior Loans (Cost $44,687,127)	33,283,929

Shares
U.S. Master Limited Partnerships — 7.6%
Energy — 7.6%
1,402,440	Energy Transfer L.P. (f)	13,996,351
278,100	Western Midstream Partners L.P. (f)	6,760,611

	Total U.S. Master Limited Partnerships (Cost $32,696,103)	20,756,962

Units
U.S. Warrants — 5.8%
Energy — 5.9%
28,562	Quarternorth Energy Holding Inc. (a)	3,470,283
127,592	Quarternorth Energy Holding Inc. Tranche 1, Expires 08/27/2029(a)	1,244,022
245,732	Quarternorth Energy Holding Inc. Tranche 2, Expires 08/27/2029(a)	1,658,691
79,147	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029(a)	9,616,360

	Total U.S. Warrants (Cost $12,952,253)	15,989,356

Shares
Non-U.S. Equity — 5.9%
Communication Services — 0.0%
77,866	Grupo Clarin, Class B (a)(h)	43,327

Consumer Discretionary — 0.7%
3,000	MercadoLibre, Inc. (a)(f)(h)	1,910,610
718	Toys ‘R’ Us (a)(b)(c)(h)	15,682

		1,926,292

Energy — 2.9%
131,600	Targa Resources (f)(h)	7,852,572
121	Transocean (a)(h)	403

		7,852,975

Financials — 0.0%
24,300	Grupo Supervielle SA ADR (g)(h)	33,048

Healthcare — 0.0%
10,445	HLS Therapeutics Inc. (h)	100,794

Industrials — 0.4%
60,593	GL Events (h)	983,141

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
Information Technology — 0.1%
46,630	Avaya Holdings Corp. (a)(f)(h)	104,451
3,995	StoneCo, Class A (a)(f)(h)	30,762

		135,213

Utilities — 1.8%
202,250	Central Puerto ADR (a)(f)(g)(h)	620,907
67,700	Pampa Energia ADR (a)(f)(h)	1,386,496
133,000	Vistra Energy Corp. (f)(h)	3,039,050

		5,046,453

	Total Non-U.S. Equity (Cost $21,474,320)	16,121,243

U.S. LLC Interest — 5.3%
Real Estate — 5.3%
329	GAF REIT Sub II, LLC (a)(b)(c)(d)	10,981,797
3,789,008	SFR WLIF III, LLC (b)(c)(d)	3,555,605

	Total U.S. LLC Interest (Cost $12,507,128)	14,537,402

Units
U.S. Rights — 3.8%
Utilities — 3.8%
7,905,143	Texas Competitive Electric Holdings Co., LLC (a)	10,474,315

	Total U.S. Rights (Cost $22,029,102)	10,474,315

Principal Amount ($)
Non-U.S. Sovereign Bonds — 2.8%
90,699	Argentine Republic Government International Bond 1.00%, 7/9/2029 (h)	20,850
29,000,000	2.50%, 3.50%, 7/9/2022, 7/9/2041(h)(k)	7,794,212

	Total Non-U.S. Sovereign Bonds (Cost $16,403,508)	7,815,062

Shares
U.S. Preferred Stock — 2.0%
Healthcare — 0.6%
202,684	Apnimed (b)(c)(l)	1,799,999

Shares		Value ($)
U.S. Preferred Stock (continued)
Real Estate — 1.4%
239,774	Braemar Hotels & Resorts, Inc., REIT (a)(f)(l)	3,836,384

	Total U.S. Preferred Stock (Cost $5,434,059)	5,636,383

Principal Amount ($)
U.S. Corporate Bonds & Notes — 1.0%
Communication Services — 0.3%
	iHeartCommunications, Inc.
320,204	6.38%, 05/01/26 (f)	296,720
584,493	8.38%, 05/01/27 (f)	465,736

		762,456

Energy — 0.7%
2,000,000	Exterran Energy Solutions 8.13%, 05/01/25	1,897,740

Real Estate — 0.0%
400,000	CBL & Associates Limited Partners 5.95%, 12/15/26 (g)(m)	—

	Total U.S. Corporate Bonds & Notes (Cost $3,778,209)	2,660,196

Shares
Non-U.S. Master Limited Partnership — 0.7%
Energy — 0.7%
78,631	Enterprise Products Partners (f)(h)	1,916,238

	Total Non-U.S. Master Limited Partnership (Cost $2,151,846)	1,916,238

Principal Amount ($)
U.S. Asset-Backed Security — 0.1%
250,000	CFCRE Commercial Mortgage Trust, Series C8, Class D 3.00%, 6/15/2050 (n)	197,198

	Total U.S. Asset-Backed Security (Cost $224,586)	197,198

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Asset-Backed Security — 0.0%
270,473	Pamco Cayman, Ltd., Series 1997-1A, Class B 7.91%, 8/6/2013 (b)(c)(h)(m)(n)	54,335

	Total Non-U.S. Asset-Backed Security (Cost $183,922)	54,335

Units
Non-U.S. Warrants — 0.0%
Communication Services — 0.0%
1,109	iHeartCommunications, Inc., Expires 05/01/2039(a)(h)	11,922

Industrials — 0.0%
1,260,362	American Airlines Group, Inc. (a)(h)	—

Information Technology — 0.0%
38,742	Avaya Holdings, Expires 12/18/2022(a)(h)	2,034

	Total Non-U.S. Warrants (Cost $77,464)	13,956

Shares
U.S. Exchange-Traded Funds — 10.5%
67,750	Direxion Daily S&P 500 Bull 3X (f)	4,443,723
131,575	Direxion Daily Small Capital Bull 3X Shares (f)	4,315,660
706,236	NexPoint Event Driven Fund, Class Z (d)	10,275,741
179,200	ProShares UltraPro QQQ (f)	4,300,800
206,850	Teucrium Corn Fund (f)	5,204,346
8,750	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index (f)	319,462

	Total U.S. Exchange Traded Funds (Cost $32,965,948)	28,859,732

Non-U.S. Registered Investment Company — 1.3%
10,000	BB Votorantim Highland Infrastructure LLC (b)(c)(d)	3,709,310

	Total Non-U.S. Registered Investment Company (Cost $4,571,783)	3,709,310

Shares		Value ($)
U.S. Registered Investment Companies — 5.1%
334,005	Highland Income Fund (d)(f)	3,760,896
549,863	NexPoint Diversified Real Estate Trust (d)(f)	9,067,241
53,620	NexPoint Merger Arbitrage Fund, Class Z (d)	1,066,498

	Total U.S. Registered Investment Companies (Cost $13,996,490)	13,894,635

Principal Amount ($)
U.S. Repurchase Agreement — 0.0%
108,888	Nomura Securities 1.540%, dated 06/30/2022 to be repurchased on 07/01/2022, repurchase price $108,893 (collateralized by U.S. Government obligations, ranging in par value $0 - $58,193, 1.500% - 6.500%, 07/01/2027 – 06/01/2052; with total market value $111,066)(o)(p)	108,888

	Total U.S. Repurchase Agreement (Cost $108,888)	108,888

Shares
U.S. Cash Equivalent — 0.1%
Money Market Fund (q) — 0.1%
336,526	Dreyfus Treasury Obligations Cash Management, Institutional Class 1.340%	336,526

	Total U.S. Cash Equivalent (Cost $336,526)	336,526

Total Investments - 122.2%		335,854,185

(Cost $364,626,660)

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2022	Highland Global Allocation Fund

Shares		Value ($)
Securities Sold Short — (1.3)%
U.S. Equity — (1.3)%
Communication Services — (0.7)%
(9,952)	Netflix, Inc. (r)	(1,740,306)

Consumer Discretionary — (0.3)%
(15,000)	Wynn Resorts (r)	(854,700)

Consumer Staples — (0.3)%
(4,000)	WD-40	(805,440)

	Total U.S. Equity (Proceeds $2,865,062)	(3,400,446)

	Total Securities Sold Short- (1.3)% (Proceeds $2,865,062)	(3,400,446)

Other Assets & Liabilities, Net - (20.9)%		(57,538,510)

Net Assets - 100.0%		274,915,229

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $131,551,615, or 47.9% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $131,551,615, or 47.9% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2022. Please see Notes to Investment Portfolio.

(d)	Affiliated issuer. Assets with a total aggregate fair value of $190,293,499, or 69.2% of net assets, were affiliated with the Fund as of June 30, 2022.
(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$48,015,562	$60,417,458	22.0%

(f)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $113,637,766.
(g)

Securities (or a portion of securities) on loan. As of June 30, 2022, the fair value of securities loaned was $367,148. The loaned securities were secured with cash and/or securities collateral of $393,051. Collateral is calculated based on prior day’s prices.

(h)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(i)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(j)	Represents value held in escrow pending future events. No interest is being accrued.
(k)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.
(l)	Perpetual security with no stated maturity date.
(m)	The issuer is, or is in danger of being, in default of its payment obligation.
(n)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2022, these securities amounted to $251,533 or 0.1% of net assets.

(o)	Tri-Party Repurchase Agreement.
(p)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2022 was $108,888.
(q)	Rate reported is 7 day effective yield.
(r)	No dividend payable on security sold short.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2022	Highland Global Allocation Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises two portfolios (collectively the “Funds”) that are currently being offered. This report covers information for the period ended June 30, 2022 for Highland Global Allocation Fund (the “Fund”). Highland Small-Cap Equity Fund is reported separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, exchange traded funds, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2022 is as follows:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

	Total value at June 30, 2022 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $		Level 3 Significant Unobservable Inputs $
Assets
U.S. Equity
Communication Services	62,539,143	2,121,685	—		60,417,458
Healthcare	1,753,422	1,753,422	—		—
Information Technology	9,902,400	9,902,400	—		—
Materials	3,652,420	—	3,652,420		—
Real Estate	81,641,134	63,907,634	—		17,733,500
U.S. Senior Loans
Communication Services	19,289,338	—	—		19,289,338
Real Estate	13,500,000	—	—		13,500,000
Utilities	494,591	—	—		494,591
U.S. Master Limited Partnerships
Energy	20,756,962	20,756,962	—		—
U.S. Warrants
Energy	15,989,356	—	15,989,356		—
Non-U.S. Equity
Communication Services	43,327	43,327	—		—
Consumer Discretionary	1,926,292	1,910,610	—		15,682
Energy	7,852,975	7,852,975	—		—
Financials	33,048	33,048	—		—
Healthcare	100,794	100,794	—		—
Industrials	983,141	983,141	—		—
Information Technology	135,213	135,213	—		—
Utilities	5,046,453	5,046,453	—		—
U.S. LLC Interest
Energy	14,537,402	—	—		14,537,402
U.S. Rights
Utilities	10,474,315	—	10,474,315		—
Non-U.S. Sovereign Bonds	7,815,062	—	7,815,062		—
U.S. Preferred Stock
Healthcare	1,799,999	—	—		1,799,999
Real Estate	3,836,384	3,836,384	—		—
U.S. Corporate Bonds & Notes
Communication Services	762,456	—	762,456		—
Energy	1,897,740	—	1,897,740		—
Real Estate	—	—	—	(1)	—
Non-U.S. Master Limited Partnerships
Energy	1,916,238	1,916,238	—		—
U.S. Asset-Backed Security	197,198	—	197,198		—
Non-U.S. Asset-Backed Security	54,335	—	—		54,335
Non-U.S. Warrants
Communication Services	11,922	—	11,922		—
Industrials	—	—	—	(1)	—
Information Technology	2,034	—	2,034		—
U.S. Exchange Traded Funds	28,859,732	28,859,732	—		—
Non-U.S. Registered Investment Company	3,709,310	—	—		3,709,310
U.S. Registered Investment Companies	13,894,635	13,894,635	—		—
U.S. Repurchase Agreement	108,888	108,888	—		—
U.S. Cash Equivalent	336,526	336,526	—		—

Total Assets	335,854,185	163,500,067	40,802,503		131,551,615

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

	Total value at June 30, 2022 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $	Level 3 Significant Unobservable Inputs $
Liabilities
Securities Sold Short
U.S. Equity
Communication Services	(1,740,306)	(1,740,306)	—	—
Consumer Discretionary	(854,700)	(854,700)	—	—
Consumer Staples	(805,440)	(805,440)	—	—

Total Liabilities	(3,400,446)	(3,400,446)	—	—

Total	332,453,739	160,099,621	40,802,503	131,551,615

(1)	This category includes securities with a value of zero.

The tables below set forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended June 30, 2022.

	Balance as of September 30, 2021 $	Transfers Into Level 3 $	Transfers Out of Level 3 $	Accrued Discounts (Premiums) $	Distribution to Return Capital $	Realized Gain (Loss) $	Net Change in Unrealized Appreciation (Depreciation) $	Purchases $	Sales $	Balance as of June 30, 2022 $	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2022 $
U.S. Equity
Communication Services	57,255,705	—	—	—	—	—	3,161,753	—	—	60,417,458	3,161,753
Real Estate	13,260,162	—	—	—	(2,513,419)	—	4,671,757	2,315,000	—	17,733,500	4,671,757
U.S. Senior Loans
Communication Services	17,895,565	—	—	—	—	—	1,393,773	—	—	19,289,338	1,393,773
Real Estate	—	—	—	—	—	—	—	13,500,000	—	13,500,000	—
Utilities	235,520	—	—	—	—	—	259,071	—	—	494,591	259,071
Non-U.S. Equity
Consumer Discretionary	52,141	—	—	—	(81,599)	—	45,140	—	—	15,682	45,140
U.S. LLC Interest	18,373,752	—	—	—	(1,396,881)	—	(8,754,469)	6,315,000	—	14,537,402	(8,754,469)
U.S. Preferred Stock
Healthcare	—	—	—	—	—	—	—	1,799,999	—	1,799,999	—
Non-U.S. Asset-Backed Security	74,799	—	—	—	—	—	20,928	—	(41,392)	54,335	20,928
Non-U.S. Registered Investment Company	3,235,150	—	—	—	—	—	474,160	—	—	3,709,310	474,160

Total	110,382,794	—	—	—	(3,991,899)	—	1,272,113	23,929,999	(41,392)	131,551,615	1,272,113

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the nine months ended June 30, 2022, there were no transfers in or out of Level 3.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Global Allocation Fund

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Fair Value at 6/30/2022 $	Valuation Technique	Unobservable Inputs	Input Value(s) (Arithmetic Mean)
U.S. Equity/Non-U.S. Equity	78,166,640	Multiples Analysis	Unadjusted Price/MHz-PoP	$0.09 - $0.95 ($0.515)
		Discounted Cash Flow	Discount Rate	13.50% - 15.50% (14.50%)
		Transaction Indication of Value	Enterprise Value ($mm)	$891
			Offer Price per Share	$1.10
		Net Asset Value	N/A	N/A
		Direct Capitalization Method	Capitalization Rates	5.5%
		Liquidation Analysis	Recovery Rate	75% - 100% (94%)
U.S. Senior Loans	33,283,929	Discounted Cash Flow	Discount Rate	13.00% - 15.00% (14.00%)
		Transaction Indication of Value	Cost price	N/A
		Third Party Indication of Value	Broker Quote	Varioius
U.S. LLC Interest	14,537,402	Discounted Cash Flow	Discount Rate	1.49% - 5.43% (3.46%)
		Net Asset Value	N/A	N/A
		Direct Capitalization Method	Capitalization Rates	5.5%
U.S. Preferred Stock	1,799,999	Transaction Indication of Value	Cost price	N/A
Non-U.S. Asset-Backed Security	54,335	Discounted Cash Flow	Discount Rate	21.0%
Non-U.S. Registered Investment Company	3,709,310	Net Asset Value	N/A	N/A

	131,551,615

The significant unobservable inputs used in the fair value measurement of the Fund’s bank loan and asset-backed securities are the discount rate and broker quote indication of value. A Significant increase (decrease) in in these inputs in isolation could result in a significantly lower (higher) fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund’s LLC interests are: discount rate and cost price. A significant increase (decrease) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s common equity securities are: unadjusted price/MHz-PoP multiple, discount rate, enterprise value, cost price, tender offer per share, claim value, and recovery rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 25% to as high as 75% as of June 30, 2022. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2022	Highland Global Allocation Fund

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of June 30, 2022:

Issuer	Shares at September 30, 2021	Beginning Value as of September 30, 2021 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Amortization (Accretion) of Premium/ (Discount) $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of June 30, 2022 $	Shares at June 30, 2022	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
Terrestar Corporation (U.S. Equity)	169,531	57,255,705	—	—	—	—	—	3,161,753	60,417,458	169,531	—	—
GAF REIT (U.S. Equity)	963,568	12,963,362	2,315,000	—	(2,513,419)	—	—	4,699,757	17,464,700	1,146,313	—	—
NexPoint Real Estate Finance (U.S. Equity)	644,511	12,555,074	13,367,682	—	—	—	—	881,995	26,804,751	1,322,385	1,628,528	—
NexPoint Residential Trust, Inc. (U.S. Equity)	164,942	10,206,611	119,871	—	(151,507)	—	—	225,189	10,400,164	166,376	31,898	—
Terrestar Corporation (U.S. Senior Loan)	17,895,565	17,895,565	1,537,986	—	—	523	—	(144,736)	19,289,338	19,444,897	1,552,130	—
NexPoint SFR Operating Partnership, LP (U.S. Senior Loan)	—	—	5,000,000	—	—	—	—	—	5,000,000	5,000,000	18,750	—
NHT Operating Partnership LLC Secured Promissary Note (U.S. Senior Loan)	—	—	8,500,000	—	—	—	—	—	8,500,000	8,500,000	167,521	—
GAF REIT Sub II, LLC (U.S. LLC Interest)	100	4,049,578	6,315,000	—	(1,396,881)	—	—	2,014,100	10,981,797	329	—	—
NREF OP I, L.P. (U.S. LLC Interest)	124,046	2,416,416	10,921,495	(13,367,682)	—	—	(34,733)	64,504	—	—	49,618	—
SFR WLIF I, LLC (U.S. LLC Interest)	6,773,494	6,502,737	—	(6,582,888)	—	—	(190,606)	270,757	—	—	133,526	—
SFR WLIF II, LLC (U.S. LLC Interest)	4,437,497	4,285,837	—	(4,338,643)	—	—	(98,854)	151,660	—	—	88,005	—
SFR WLIF III, LLC (U.S. LLC Interest)	3,789,008	3,535,600	—	—	—	—	—	20,005	3,555,605	3,789,008	128,450	—
NexPoint Event Driven Fund (U.S. Exchange-Traded Fund)	—	—	11,011,080	—	—	—	—	(735,339)	10,275,741	706,236	—	—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Registered Investment Company)	10,000	3,235,150	—	—	—	—	—	474,160	3,709,310	10,000	—	—
Highland Income Fund (U.S. Registered Investment Company)	334,005	3,597,234	—	—	—	—	—	163,662	3,760,896	334,005	231,466	—
NexPoint Diversified Real Estate Trust (U.S. Registered Investment Company)	549,863	7,648,594	—	—	—	—	—	1,418,647	9,067,241	549,863	247,438	—
NexPoint Merger Arbitrage Fund (U.S. Registered Investment Company)	585,733	12,030,966	38,042	(11,011,081)	—	—	353,124	(344,553)	1,066,498	53,620	829,781	50,997
Other Controlled
None

Total	36,441,863	158,178,429	59,126,156	(35,300,294)	(4,061,807)	523	28,931	12,321,561	190,293,499	41,192,563	5,107,111	50,997